Consolidated Statement of Financial Position - USD ($)	Mar. 31, 2022	Mar. 31, 2021
ASSETS
Intangible assets, net	$ 1,199,167	$ 14,845,896
Property, plant and equipment, net	426,309	473,512
Right-of-use assets, net	4,691,765	906,474
Financial assets at fair value through profit or loss	48,399	304,053
Prepayment, deposits and other receivables, non-current	347,299	152,988
Non-current assets	6,712,939	16,682,923
Trade receivables	71,423	12,604
Prepayment, deposits and other receivables	2,194,185	3,256,771
Amounts due from related companies	43,202	12,296
Amounts due from shareholders	1	36,963
Client assets	42,071,538	27,021,925
Digital assets	1,054,649	348,998
USDC	1,983,767	2,034,800
Financial assets at fair value through profit or loss	2,262,599
Cash and cash equivalents	4,882,410	52,118,497
Current assets	54,563,774	84,842,854
TOTAL ASSETS	61,276,713	101,525,777
EQUITY
Share capital	365,794,851	312,633,450
Reverse acquisition reserve	(129,036,521)	(129,036,521)
Convertible loans – equity component	220,450
Share-based payment reserve	31,688,905	64,957,905
Revaluation surplus	9,798	180,260
Foreign currency translation reserve	(678,936)	(511,830)
Accumulated losses	(263,900,341)	(186,397,263)
Shareholders’ equity (deficit) attributable to the owners of the Company	4,098,206	61,826,001
Non-controlling interests		(748,136)
Total equity	4,098,206	61,077,865
LIABILITIES
Lease liabilities, non-current	3,995,562	134,951
Convertible loans, non-current	2,774,692
Non-current liabilities	6,770,254	134,951
Amount due to an associate	900,000	900,000
Amounts due to related parties	7,828	203,460
Amounts due to directors		6,785
Client liabilities	42,071,538	27,021,925
Warrant liability	4,005	5,197,201
Lease liabilities, current	933,405	733,488
Other payables and accruals	6,491,477	6,250,102
Current liabilities	50,408,253	40,312,961
Total liabilities	57,178,507	40,447,912
TOTAL EQUITY AND LIABILITIES	$ 61,276,713	$ 101,525,777